Investment in associate (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of summarized financial information in associate	Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2025	Dec 31 2024
Cash and cash equivalents	$11,371	$18,934
Other current assets[1]	20,279	49,803
Non-current assets	121,761	145,298
Current liabilities[1]	(26,761)	(42,901)
Other long-term liabilities, including current maturities	(4,566)	(10,376)
Net assets at 100%	$122,084	$160,758
Net assets at 63.1%	$77,035	$101,438
Investment in associate	$77,035	$101,438

Consolidated statements of income for the years ended December 31	2025	2024
Revenue[1]	$—	$344,892
Cost of sales and depreciation and amortization	(34,933)	(254,047)
Operating income (loss)	(34,933)	90,845
Finance costs, finance income and other expenses	191	(5,739)
Income tax recovery (expense)	11,067	(24,353)
Net earnings (loss) at 100%	$(23,675)	$60,753
Earnings (loss) of associate at 63.1%	$(14,939)	$38,335

Dividends received from associate	$—	$32,181
Share capital reduction	$9,465	$12,643
[1]     Includes related party transactions between Atlas and the Company (see note 23).
The Company accounts for its interest in Natgasoline using the equity method. Summarized financial information of Firewater (100% basis) is as follows:

Consolidated statement of financial position as at	Dec 31 2025
Cash and cash equivalents	$42,682
Other current assets[1]	95,534
Non-current assets	1,612,020
Current liabilities[1]	(12,602)
Long-term debt, including current maturities	(777,325)
Other long-term liabilities, including current maturities	(247,821)
Net assets at 100%	$712,488
Net assets at 50%	$356,244
Investment in associate	$356,244

Consolidated statement of income for the year ended December 31[2]	2025
Revenue[1]	$218,062
Cost of sales and depreciation and amortization	(214,111)
Operating income	3,951
Finance costs, finance income and other expenses	(42,030)
Income tax recovery	243
Net earnings (loss) at 100%	$(37,836)
Earnings (loss) of associate at 50%	$(18,918)

Other comprehensive income of associate at 50% - change in cash flow hedges	$920
[1]     Includes related party transactions between Firewater and the Company (see note 23).
[2] The statement of income reflects the results of Firewater from the date of acquisition.